Convertible Debt (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible debt		$ 3,075,000
Remaining unamortized debt discount and debt issue costs		(1,030,887)
Convertible debt, net of debt discount and debt issue costs		$ 2,044,113